Share capital - Rio Tinto plc (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Summary of share capital rio tinto plc

	2019 Number (million)	2018 Number (million)	2017 Number (million)	2019 US$m	2018 US$m	2017 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,287.660	1,351.609	1,384.520	211	220	224
Ordinary shares issued(a)(c)	0.041	0.035	0.026	—	—	—
Shares purchased and cancelled(b)	(28.356)	(63.984)	(32.937)	(4)	(9)	(4)
At 31 December	1,259.345	1,287.660	1,351.609	207	211	220
Shares held by public
At 1 January	1,278.215	1,342.058	1,374.822
Shares reissued from treasury(a)	0.024	0.106	0.147
Ordinary shares issued(a)(c)	0.041	0.035	0.026
Shares purchased and cancelled(b)	(28.356)	(63.984)	(32.937)
At 31 December	1,249.924	1,278.215	1,342.058
Shares held in treasury	9.421	9.445	9.551
Shares held by public	1,249.924	1,278.215	1,342.058
Total share capital	1,259.345	1,287.660	1,351.609
Other share classes
Special Voting Share of 10p each(d)	1 only	1 only	1 only
DLC Dividend Share of 10p each(d)	1 only	1 only	1 only
Equalisation Share of 10p each(d)	1 only	1 only	1 only

(a)
40,974 ordinary shares were issued in 2019 under the Global Employee Share Plan (GESP). 23,659 ordinary shares were reissued from treasury during the year resulting from the vesting of awards and the exercise of options under Rio Tinto plc employee share-based payment plans, with exercise prices and market values between £36.33 and £49.74 per share (2018: 35,380 ordinary shares were issued under the GESP and 106,045 ordinary shares were reissued from treasury with exercise prices and market values between £16.53 and £43.79 per share; 2017: 26,241 ordinary shares were issued under the GESP and 147,126 ordinary shares reissued from treasury with exercise prices and market values between £28.63 and £37.78 per share).

(b)
The authority for the company to buy back its ordinary shares was renewed at the 2019 annual general meeting. 28,356,034 shares were bought back and cancelled in 2019 under the on-market buy-back programme. 63,984,287 shares were bought back and cancelled in 2018 under the on-market buy-back programme. 32,937,109 shares were bought back in 2017 under the on-market buy-back programme.

(c)
The aggregate consideration for new shares issued under the GESP was US$1.1 million (2018: US$1.0 million; 2017: US$1.0 million). The difference between the nominal value and the issue price of the shares issued was credited to the share premium account. The aggregate consideration received for treasury shares reissued was US$1 million (2018: US$6 million; 2017: US$2 million). No new shares were issued as a result of the exercise of options under Rio Tinto plc employee share-based payment plans in 2019, 2018 and 2017.

(d)
The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.